Expense Example	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	339	539	757	1,382	242	506	894	1,983	91	350	630	1,427	40	193	359	841	33	175	330	779	536	782	1,046	1,802	64	269	490	1,126